Capital transactions (Details Narrative) - $ / shares	1 Months Ended	12 Months Ended
	Nov. 17, 2020	Mar. 31, 2021
Reverse stock split		1-for-10
Number of shares cancelled		50,000
Private securities offering [Member]
Sale of common stock private placement	50,000
Share Price		$ 1.00